Schedule of aging of past-due accounts receivable and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	¥ 2,696,147	¥ 2,518,932
Accounts receivable and contract assets, Current	2,575,261	2,248,838
1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	74,182	164,938
90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	15,926	38,004
120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	15,286	34,845
150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	15,492	32,307
Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	120,886	270,094
New borrowers [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	276,723	453,558
Accounts receivable and contract assets, Current	255,828	393,265
New borrowers [Member] | 1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	14,634	37,936
New borrowers [Member] | 90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,221	7,878
New borrowers [Member] | 120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,027	7,581
New borrowers [Member] | 150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	2,013	6,898
New borrowers [Member] | Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	20,895	60,293
Repeat Borrowers [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	1,795,503	1,837,974
Accounts receivable and contract assets, Current	1,695,512	1,628,173
Repeat Borrowers [Member] | 1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	59,548	127,002
Repeat Borrowers [Member] | 90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	13,705	30,126
Repeat Borrowers [Member] | 120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	13,259	27,264
Repeat Borrowers [Member] | 150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	13,479	25,409
Repeat Borrowers [Member] | Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	99,991	209,801
Institutions [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets	623,921	227,400
Accounts receivable and contract assets, Current	623,921	227,400
Institutions [Member] | 1-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | 90-119 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | 120-149 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | 150-179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets
Institutions [Member] | Financing Receivables Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable and contract assets